SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUES OF FINANCIAL INSTRUMENTS

Marizyme measures the following financial instruments at fair value on a recurring basis. As at September 30, 2022, and December 31, 2021, the fair values of these financial instruments were as follows:

	Fair Value Hierarchy
September 30, 2022	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$4,923,725
Contingent liabilities	-	-	13,444,000
Total	$-	$-	$18,367,725

	Fair Value Hierarchy
December 31, 2021	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$2,485,346
Contingent liabilities	-	-	11,313,000
Total	$-	$-	$13,798,346

Marizyme measures the following financial instruments at fair value on a recurring basis. At December 31, 2021 and 2020, the fair values of these financial instruments were as follows:

	Fair Value Hierarchy
December 31, 2021	Level 1	Level 2	Level 3	December 31, 2020
Liabilities
Derivative liabilities	$-	$-	$2,485,346	$-
Contingent liabilities	-	-	11,313,000	-
Total	$-	$-	$13,798,346	$-

RECONCILIATION OF LIABILITIES AT FAIR VALUE

The following table provides a roll forward of all liabilities measured at fair value using Level 3 significant unobservable inputs:

Derivative and Contingent Liabilities
Balance at December 31, 2021	$13,798,346
Change in fair value of contingent liabilities	2,131,000
Derivative liabilities issued pursuant to Unit Purchase Agreement	2,438,379
Balance at September 30, 2022	$18,367,725

The following table provides a roll forward of all liabilities measured at fair value using Level 3 significant unobservable inputs:

Derivative and Contingent Liabilities
Balance at December 31, 2020	-
Derivative liabilities	$391,648
Extinguishment of debt obligations	(391,648)
Derivative liabilities - amended Unit Purchase Agreement (Note 6)	2,485,346
Initial valuation of contingent liabilities assumed on Somah acquisition[1]	9,926,000
Change in fair value	1,387,000
Balance at December 31, 2021	$13,798,346